Offsetting Financial Assets and Financial Liabilities	12 Months Ended
Oct. 31, 2018
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Offsetting Financial Assets and Financial Liabilities

NOTE 6:  OFFSETTING FINANCIAL ASSETS AND FINANCIAL LIABILITIES

The Bank enters into netting agreements with counterparties (such as clearing houses) to manage the credit risks associated primarily with repurchase and reverse repurchase transactions, securities borrowing and lending, and OTC and exchange-traded derivatives. These netting agreements and similar arrangements generally allow the counterparties to set-off liabilities against available assets received. The right to set-off is a legal right to settle or otherwise eliminate all or a portion of an amount due by applying against that amount an amount receivable from the other party. These agreements effectively reduce the Bank's credit exposure by what it would have been if those same counterparties were liable for the gross exposure on the same underlying contracts.

Netting arrangements are typically constituted by a master netting agreement which specifies the general terms of the agreement between the counterparties, including information on the basis of the netting calculation, types of collateral, and the definition of default and other termination events for transactions executed under the agreement. The master netting agreements contain the terms and conditions by which all (or as many as possible) relevant transactions between the counterparties are governed. Multiple individual transactions are subsumed under this general master netting agreement, forming a single legal contract under which the counterparties conduct their relevant mutual business. In addition to the mitigation of credit risk, placing individual transactions under a single master netting agreement that provides for netting of transactions in scope also helps to mitigate settlement risks associated with transacting in multiple jurisdictions or across multiple contracts. These arrangements include clearing agreements, global master repurchase agreements, and global master securities lending agreements.

In the normal course of business, the Bank enters into numerous contracts to buy and sell goods and services from various suppliers. Some of these contracts may have netting provisions that allow for the offset of various trade payables and receivables in the event of default of one of the parties. While these are not disclosed in the following table, the gross amount of all payables and receivables to and from the Bank's vendors is disclosed in the Other assets Note in accounts receivable and other items, and in the Other liabilities Note in accounts payable, accrued expenses, and other items.

The Bank also enters into regular way purchases and sales of stocks and bonds. Some of these transactions may have netting provisions that allow for the offset of broker payables and broker receivables related to these purchases and sales. While these are not disclosed in the following table, the amount of receivables are disclosed in Amounts receivable from brokers, dealers, and clients and payables are disclosed in Amounts payable to brokers, dealers, and clients.

The following table provides a summary of the financial assets and liabilities which are subject to enforceable master netting agreements and similar arrangements, including amounts not otherwise set off in the balance sheet, as well as financial collateral received to mitigate credit exposures for these financial assets and liabilities. The gross financial assets and liabilities are reconciled to the net amounts presented within the associated balance sheet line, after giving effect to transactions with the same counterparties that have been offset in the balance sheet. Related amounts and collateral received that are not offset on the balance sheet, but are otherwise subject to the same enforceable netting agreements and similar arrangements, are then presented to arrive at a net amount.

Offsetting Financial Assets and Financial Liabilities[1]
(millions of Canadian dollars)					As at
					October 31, 2018
				Amounts subject to an enforceable master netting arrangement or similar agreement that are not offset in the Consolidated Balance Sheet[2,3]
	Gross amounts of recognized financial instruments before balance sheet netting	Gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet	Net amount of financial instruments presented in the Consolidated Balance Sheet	Amounts subject to an enforceable master netting agreement	Collateral	Net Amount
Financial Assets
Derivatives[4]	$59,661	$2,665	$56,996	$34,205	$11,678	$11,113
Securities purchased under reverse repurchase agreements	157,832	30,453	127,379	7,452	119,797	130
Total	217,493	33,118	184,375	41,657	131,475	11,243
Financial Liabilities
Derivatives	50,935	2,665	48,270	34,205	12,127	1,938
Obligations related to securities sold under repurchase agreements	123,842	30,453	93,389	7,452	85,793	144
Total	$174,777	$33,118	$141,659	$41,657	$97,920	$2,082

					October 31, 2017
Financial Assets
Derivatives	$82,219	$26,024	$56,195	$36,522	$9,731	$9,942
Securities purchased under reverse repurchase agreements	149,402	14,973	134,429	8,595	125,479	355
Total	231,621	40,997	190,624	45,117	135,210	10,297
Financial Liabilities
Derivatives	77,238	26,024	51,214	36,522	12,571	2,121
Obligations related to securities sold under repurchase agreements	103,564	14,973	88,591	8,595	79,697	299
Total	$180,802	$40,997	$139,805	$45,117	$92,268	$2,420
[1]	Certain comparative amounts have been restated to conform with the presentation adopted in the current period.
[2]	Excess collateral as a result of overcollateralization has not been reflected in the table.
[3]	Includes amounts where the contractual set-off rights are subject to uncertainty under the laws of the relevant jurisdiction.
[4]

The decrease in gross amounts of recognized financial instruments before balance sheet netting and gross amounts of recognized financial instruments offset in the Consolidated Balance Sheet reflects rule changes adopted by certain central clearing counterparties that require or allow entities to elect to treat daily variation margin as settlement of the related derivative fair values. This change is accounted for prospectively effective January 2018.